Cover	Jul. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Entity Registrant Name	Biohaven Pharmaceutical Holding Company Ltd.
Document Period End Date	Jul. 07, 2021
Entity Incorporation, State or Country Code	D8
Entity File Number	001-38080
Entity Address, Address Line One	c/o Biohaven Pharmaceuticals, Inc.
Entity Address, Address Line Two	215 Church Street
Entity Address, City or Town	New Haven
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06510
City Area Code	203
Local Phone Number	404-0410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	BHVN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001689813
Amendment Flag	true
Amendment Description	Biohaven Pharmaceutical Holding Company Ltd. is filing this Amendment No.1 (this “Amendment”) to its original Form 8-K filed on July 7, 2021 (the “Original Form 8-K”) in order to replace the press release furnished as Exhibit 99.1 thereto. A draft copy of such press release was inadvertently furnished as Exhibit 99.1 to the Original Form 8-K. Accordingly, the correct, final version of the press release is furnished herewith as Exhibit 99.1. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original Form 8-K.